Shareholders' Equity (Stock Option Summary) (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 $3.82 [Member]	Dec. 31, 2012 $18.82 [Member]	Dec. 31, 2012 $15.28 [Member]
Exercise price US$					$ 3.82	$ 18.82	$ 15.28
Options outstanding, Number of options	413,087	257,425	305,825	240,700	40,087	135,000	238,000
Options outstanding, Weighted average remaining contractual life (in years)					3 years 9 months 15 days	5 years 11 months 19 days	7 years 8 months 12 days
Options exercisable, Number of options	107,587				40,087	67,500
Options exercisable, Weighted average remaining contractual life (in years)					3 years 9 months 15 days	5 years 11 months 19 days